Summary of material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Accounting Policies [Abstract]
Schedule of Principal Foreign Currency Exchange Rates
The following table presents the principal foreign currency exchange rates used by the Group to translate other currencies into Euro:

	2025		2024		2023
	At December 31,	Average	At December 31,	Average	At December 31,	Average
U.S. Dollar	1.175	1.130	1.039	1.082	1.105	1.081
Swiss Franc	0.931	0.937	0.941	0.953	0.926	0.972
Chinese Renminbi	8.226	8.119	7.583	7.787	7.851	7.660
Pound Sterling	0.873	0.857	0.829	0.847	0.869	0.870
Hong Kong Dollar	9.146	8.810	8.069	8.445	8.631	8.465
Singapore Dollar	1.511	1.476	1.416	1.446	1.459	1.452
United Arab Emirates Dirham	4.315	4.150	3.815	3.975	4.058	3.971
Japanese Yen	184.090	169.043	163.060	163.852	156.330	151.990
South Korean Won	1,696.940	1,605.452	1,532.150	1,475.404	1,433.660	1,412.880

Schedule of Scope of Consolidation	The following table presents the Group’s scope of consolidation at December 31, 2025 and 2024:

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2025	2024
Companies consolidated on a line-by-line basis
Parent company
Ermenegildo Zegna N.V.	Amsterdam (Netherlands)	9,153,722
Italian subsidiaries
In.co. S.p.A.	Valdilana (BI)	4,050,000	Ermenegildo Zegna N.V.	100%	100%
Tizeta S.r.l.	Sesto Fiorentino (FI)	284,278	Ermenegildo Zegna N.V.(36.4%) / Tom Ford International LLC (36.4%) /Tom Ford Distribution S.r.l.(27.2%)	100%	100%
Lanificio Ermenegildo Zegna e Figli S.p.A.	Valdilana (BI)	3,100,000	Ermenegildo Zegna N.V.	100%	100%
Ezi S.p.A.	Milan	5,750,000	Ermenegildo Zegna N.V.	100%	100%
EZ Service S.r.l.	Valdilana (BI)	500,000	Ermenegildo Zegna N.V.	100%	100%
Bonotto S.p.A.	Colceresa (VI)	1,239,600	Ermenegildo Zegna N.V.	60%	60%
Cappellificio Cervo S.r.l.	Biella	300,000	Ermenegildo Zegna N.V.	51%	51%
Thom Browne Services Italy S.r.l.	Milan	10,000	Thom Browne Trading SA	92%	92%
Thom Browne Retail Italy S.r.l.	Milan	10,000	Thom Browne Services Italy S.r.l.	92%	92%
Gruppo Dondi S.p.A.	Carpi (MO)	1,502,800	Ermenegildo Zegna N.V.	65%	65%
Tessitura Ubertino S.r.l.	Valdilana (BI)	100,000	Ermenegildo Zegna N.V.	60%	60%
Tom Ford Distribution S.r.l.	Sesto Fiorentino (FI)	117,616	Tom Ford Switzerland Sagl (85.02%) /Tom Ford International LLC (14.98%)	100%	100%
Foreign subsidiaries
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.	Istanbul (Turkey)	118,291,439	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna H.m.b.H.	Wien (Austria)	610,000	Ermenegildo Zegna N.V.	100%	100%
Société de Textiles Astrum France S.à.r.l.	Paris (France)	500,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna GmbH	Munich (Germany)	500,000	Ermenegildo Zegna N.V.	100%	100%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
Company	Registered office	Share capital (functional currency)	Held directly by	At December 31,
Company	Registered office	Share capital (functional currency)	Held directly by	2025	2024
Zegna Japan Co., LTD	Minato-Ku-Tokyo (Japan)	100,000,000	Ermenegildo Zegna N.V.	100%	100%
Fantasia (London) Limited	London (UK)	499,800	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna S.A. de C.V.	Ciudad de Mexico (Mexico)	459,600,000	Ermenegildo Zegna N.V.	100%	100%
Ezeti Portugal. S.A.	Lisbon (Portugal)	800,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Madrid S.A. (3)	Barcelona (Spain)	901,500	Ezeti S.L.	—%	100%
Ezeti S.L.	Barcelona (Spain)	500,032	Italco S.A.	100%	100%
Italco S.A.	Sant Quirze (Spain)	1,911,300	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Czech s.r.o	Prague (Czech Republic)	1,350,000	Ermenegildo Zegna N.V.	100%	100%
Co.Ti. Service S.A.	Stabio (Switzerland)	27,940,000	Ermenegildo Zegna N.V.	100%	100%
Consitex S.A.	Stabio (Switzerland)	15,000,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Corporation	New York, NY	500,000	Ermenegildo Zegna N.V.	100%	100%
Zegna (China) Enterprise Management Co., Ltd.	Shanghai (China)	58,309,140	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna (China) Co., LTD	Shanghai (China)	50,000,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Far-East Pte LTD	Singapore	21,776,432	Consitex S.A.	100%	100%
Ermenegildo Zegna Hong Kong LTD	Hong Kong	538,240,000	Ermenegildo Zegna N.V.	100%	100%
E.Z. Trading (Hong Kong) LTD	Hong Kong	82,120,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Canada Inc.	Toronto (Canada)	700,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Australia PTY LTD	Sydney (Australia)	18,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
E. Z. New Zealand LTD	Auckland (New Zealand)	5,800,000	Ermenegildo Zegna N.V.	100%	100%
E. Z. Thai Holding Ltd	Bangkok (Thailand)	3,000,000	Ermenegildo Zegna N.V.	49%	49%
The Italian Fashion Co. LTD	Bangkok (Thailand)	16,000,000	E. Z. Thai Holding Ltd (34%)/ Ermenegildo Zegna Far-East Pte LTD (31%)	65%	65%
Zegna South Asia Private LTD	Mumbai (India)	902,316,770	Ermenegildo Zegna N.V.	51%	51%
ISMACO TEKSTİL LİMİTED ŞİRKETİ	Istanbul (Turkey)	10,000,000	Ermenegildo Zegna N.V.	100%	100%
Ezesa Brasil Participacoes LTDA	San Paolo (Brazil)	77,481,487	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna (Macau) LTD	Kowloon Bay (Hong Kong)	4,650,000	Consitex S.A.	100%	100%
Ermenegildo Zegna Malaysia Sdn. Bhd.	Kuala Lumpur (Malaysia)	3,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
Ermenegildo Zegna Maroc S.A.R.L.A.U.	Casablanca (Morocco)	530,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Vietnam LLC	Hanoi City (Vietnam)	132,294,900,000	Ermenegildo Zegna N.V.	90%	90%
Zegna Gulf Trading LLC	Dubai (UAE)	300,000	Consitex S.A.	49%	49%
Zegna Consitex Arabia for Trading LLC	Riyadh (KSA)	28,600,000	Consitex S.A.	70%	70%
Zegna Doha Trading WLL (6)	Doha (Qatar)	2,000,000	Ermenegildo Zegna N.V.	70%	—%
EZ US Holding Inc. (7)	Wilmington (U.S.A.)	1,000,099	Ermenegildo Zegna N.V.	—%	100%
E.Zegna Attica Single Member Societé Anonyme	Athens (Greece)	650,000	Ermenegildo Zegna N.V.	100%	100%
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait City (Kuwait)	125,000	Zegna Gulf Trading LLC	49%	49%
Ermenelgildo Zegna Denmark ApS	Aarhus (Denmark)	400,000	Ermenegildo Zegna N.V.	100%	100%
EZ CA Holding Corp.	Toronto (Canada)	1,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Korea Co. Ltd.	Seoul (Korea)	11,134,170,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Monaco S.a.r.l.	Principato di Monaco	150,000	Ermenegildo Zegna N.V. (99%) / Consitex S.A. (1%)	100%	100%
Thom Browne Inc.	Wilmington (U.S.A.)	5,510	Ermenegildo Zegna N.V.	92%	92%
Thom Browne Japan Inc.	Tokyo (Japan)	1,000,000	Thom Browne Inc.	92%	92%
Thom Browne Trading SA	Stabio (Switzerland)	100,000	Thom Browne Inc.	92%	92%
Thom Browne France Services	Paris (France)	50,000	Thom Browne Trading SA	92%	92%
Thom Browne UK Limited	Beckenham (UK)	1	Thom Browne Trading SA	92%	92%
Thom Browne (China) Co., Ltd.	Shanghai (China)	195,973,210	Thom Browne Trading SA	92%	92%
Thom Browne (Macau) Limited	Hong Kong	500,000	Thom Browne Trading SA	92%	92%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
Company	Registered office	Share capital (functional currency)	Held directly by	At December 31,
Company	Registered office	Share capital (functional currency)	Held directly by	2025	2024
Thom Browne Canada	Vancouver (Canada)	100	Thom Browne Trading SA	92%	92%
Thom Browne Hong Kong Limited	Hong Kong	500,000	Thom Browne Trading SA	92%	92%
Thom Browne Eyewear (T.B.E.) SA	Stabio (Switzerland)	1,000,000	Thom Browne Trading SA	92%	92%
Thom Browne Eyewear France SAS	Paris (France)	40,000	Thom Browne Eyewear SA	92%	92%
Thom Browne Korea Ltd.	Seoul (South Korea)	100,000,000	Thom Browne Trading SA	92%	92%
Tom Ford International LLC	Delaware (U.S.A.)	11,000,099	Ermenegildo Zegna N.V.	100%	100%
Tom Ford Switzerland Sagl	Stabio (Switzerland)	1,000,000	Tom Ford International LLC	100%	100%
Tom Ford Showroom Limited	London (UK)	1	Tom Ford Distribution S.r.l.	100%	100%
Tom Ford Retail UK Limited	London (UK)	1	Tom Ford International LLC	100%	100%
Tom Ford Studio Limited	London (UK)	50,000	Tom Ford International LLC	100%	100%
T.F. Property Ltd (2)	London (UK)	1	Tom Ford International LLC	—%	100%
Tom Ford Retail LLC	New York (U.S.A.)	2,060,000	Tom Ford International LLC	100%	100%
Tom Ford Retail Hong Kong Limited	Hong Kong	1,000,000	Tom Ford International LLC	100%	100%
Tom Ford Hong Kong Limited	Hong Kong	1,000	Tom Ford International LLC	100%	100%
Tom Ford Retail Macau Limited (4)	Macau	25,000	Tom Ford Retail Hong Kong Limited (96%) / Tom Ford Hong Kong Limited (4%)	—%	100%
Tom Ford Retail Korea (Yuhan Hoesa)	Seoul (Korea)	50,000,000	Tom Ford International LLC	100%	100%
Tom Ford Retail Japan GK (Godo Kaisha)	Tokyo (Japan)	10,000,000	Tom Ford International LLC	100%	100%
Tom Ford Clothing Retail Shanghai Company Limited	Shanghai (China)	37,000,155	Tom Ford Retail Hong Kong Limited	100%	100%
Italian associates and joint arrangements
Filati Biagioli Modesto S.r.l. (1)	Montale (PT)	16,884,402	Ermenegildo Zegna N.V.	48.5%	45%
Luigi Fedeli e Figlio S.r.l.	Monza (MB)	3,358,000	Ermenegildo Zegna N.V.	15%	15%
Foreign associates and joint arrangements
Norda Run Inc. (5)	Toronto (Canada)	8,069,414	EZ CA Holding Corp.	32.5%	25%
Other investments valued at fair value
Acquedotto Piancone S.r.l.	Valdilana (BI)	42,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	67%	67%
Pettinatura di Verrone S.r.l.	Verrone (BI)	3,000,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	15%	15%
Sharmoon.EZ.Garments Co. Ltd	Wenzhou (China)	100,000,000	Ermenegildo Zegna N.V.	5%	5%
F2 S.r.l.	Schio (VI)	90,000	Bonotto S.p.A.	29%	29%
Consorzio Re.Crea	Milan	1,038,543	Ermenegildo Zegna N.V.	15.4%	15.4%

The following changes in the scope of consolidation of the Group occurred during the year ended December 31, 2025.
(1)In April 2025, the interest held in Filati Biagioli Modesto S.p.A was increased from 45% to 48.5% following the exercise of a put option.
(2)On May 6, 2025, T.F. Property Ltd, a fully owned subsidiary of Tom Ford International LLC, was liquidated.
(3)On July 22, 2025, Ermenegildo Zegna Madrid S.A. was absorbed by Ezeti S.L. through a merger duly registered with the Mercantile Registry of Barcelona.
(4)On September 29, 2025, Tom Ford Retail Macau Limited, a subsidiary jointly controlled by Tom Ford Retail Hong Kong Limited and Tom Ford Hong Kong Limited, was dissolved.
(5)On December 3, 2025, the Group acquired an additional 7.5% interest in Norda Run Inc.
(6)On December 7, 2025, the Group acquired the ZEGNA business in Qatar from the previous franchise partner. The business is held through Zegna Doha Trading W.L.L., a newly incorporated entity in which the Group holds a 70% interest.
(7)On December 17, 2025, EZ US Holding Inc. was absorbed by Tom Ford International LLC through a statutory merger.

Schedule of Estimated Useful Lives of the Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Category of Property, Plant and Equipment	Depreciation Rate
Buildings	3% - 10%
Plants and machinery	12.5% - 17.5%
Industrial and commercial equipment	20% - 25%
Leasehold improvements	10% - 25%
Other tangible assets	10% - 25%

Schedule of Intangible Assets with a Definite Useful Life
Intangible assets with a definite useful life are amortized on a straight-line basis at the following rates:

Category of Intangible Assets with a Finite Useful Life	Depreciation Rate
Concessions, licenses, trademarks and patents(1)	2.5% - 25.0%
Software	10% - 33%
Know how	20%
Development costs and other intangibles	10% - 33%
______________________
(1) The estimated useful life of the license agreement entered into in 2023 as part of the TFI Acquisition, through which the Group is a long-term licensee of ELC for the TOM FORD brand for men’s and women’s fashion and accessories, is 30 years, which includes the 20 guaranteed years as per the contract plus the automatic renewal period of 10 years, which is subject to certain minimum performance conditions that management believes will be satisfied based on the business plan and information currently available.